Item 1. Schedule of Investments:
--------------------------------
Putnam Capital Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Capital Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

Common stocks (99.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
-----------------------------------------------------------------------------------------------------------
          9,552  Teledyne Technologies, Inc. (NON)                                                 $206,896
        133,300  United Defense Industries, Inc. (NON)                                            4,618,845
                                                                                              -------------
                                                                                                  4,825,741

Agriculture (0.1%)
-----------------------------------------------------------------------------------------------------------
          5,172  Corn Products International, Inc. (S)                                              223,017
         11,400  Fresh Del Monte Produce (Cayman Islands)
                 (S)                                                                                302,670
                                                                                              -------------
                                                                                                    525,687

Airlines (0.9%)
-----------------------------------------------------------------------------------------------------------
        244,700  ExpressJet Holdings, Inc. (NON) (S)                                              2,667,230
      1,113,249  Mesa Air Group, Inc. (NON) (S)                                                   6,946,674
                                                                                              -------------
                                                                                                  9,613,904

Automotive (2.7%)
-----------------------------------------------------------------------------------------------------------
        209,375  American Axle & Manufacturing Holdings,
                 Inc. (S)                                                                         7,192,031
        458,353  Autoliv, Inc.                                                                   19,292,078
          6,208  BorgWarner, Inc. (S)                                                               292,956
          6,194  CLARCOR, Inc.                                                                      272,536
          2,540  Oshkosh Truck Corp.                                                                134,544
          5,800  SPX Corp. (S)                                                                      237,510
         15,500  Tenneco Automotive, Inc. (NON)                                                     215,605
                                                                                              -------------
                                                                                                 27,637,260

Banking (5.0%)
-----------------------------------------------------------------------------------------------------------
        135,980  Commerce Bancorp, Inc. (S)                                                       6,845,233
        246,178  Compass Bancshares, Inc.                                                        10,853,988
         10,876  Cullen/Frost Bankers, Inc. (S)                                                     467,886
        109,277  Doral Financial Corp.                                                            4,289,122
          2,650  East West Bancorp, Inc. (S)                                                         89,358
         47,300  FirstFed Financial Corp. (NON) (S)                                               2,143,163
         11,475  Hibernia Corp. Class A                                                             290,318
          3,466  Pacific Capital Bancorp. (S)                                                        96,078
        125,400  R&G Financial Corp. Class B                                                      4,399,032
        265,330  TCF Financial Corp.                                                             16,025,932
          8,045  Texas Regional Bancshares, Inc. (S)                                                357,922
          1,600  UCBH Holdings, Inc.                                                                 62,544
         87,249  Westamerica Bancorp. (S)                                                         4,426,142
                                                                                              -------------
                                                                                                 50,346,718

Beverage (--%)
-----------------------------------------------------------------------------------------------------------
          2,298  Adolph Coors Co. Class B (S)                                                       158,010

Biotechnology (0.9%)
-----------------------------------------------------------------------------------------------------------
        109,970  Amylin Pharmaceuticals, Inc. (NON) (S)                                           2,265,382
        106,533  Connetics Corp. (NON) (S)                                                        2,932,853
          7,700  Ligand Pharmaceuticals, Inc. Class B (NON)                                         106,337
          3,900  MGI Pharma, Inc. (NON)                                                             109,239
         41,520  Neurocrine Biosciences, Inc. (NON) (S)                                           1,933,586
         90,087  Telik, Inc. (NON) (S)                                                            1,780,119
                                                                                              -------------
                                                                                                  9,127,516

Broadcasting (--%)
-----------------------------------------------------------------------------------------------------------
          4,550  Entercom Communications Corp. (NON) (S)                                            174,948

Building Materials (--%)
-----------------------------------------------------------------------------------------------------------
          3,700  Lafarge North America, Inc.                                                        154,993
          8,457  USG Corp. (NON) (S)                                                                145,799
                                                                                              -------------
                                                                                                    300,792

Chemicals (3.8%)
-----------------------------------------------------------------------------------------------------------
          2,822  Albemarle Corp. (S)                                                                 86,918
        591,225  Georgia Gulf Corp. (S)                                                          21,018,049
        261,458  MacDermid, Inc.                                                                  7,650,261
          9,100  Nova Chemicals Corp. (Canada) (S)                                                  276,367
        119,800  OM Group, Inc. (NON) (S)                                                         3,835,996
        389,517  RPM, Inc.                                                                        5,862,231
                                                                                              -------------
                                                                                                 38,729,822

Coal (0.1%)
-----------------------------------------------------------------------------------------------------------
          8,048  CONSOL Energy, Inc.                                                                288,440
          4,950  Peabody Energy Corp.                                                               278,091
                                                                                              -------------
                                                                                                    566,531

Commercial and Consumer Services (2.1%)
-----------------------------------------------------------------------------------------------------------
        170,925  Administaff, Inc. (NON) (S)                                                      2,273,303
          4,491  Brink's Co. (The)                                                                  145,284
        289,218  Catalina Marketing Corp. (NON) (S)                                               5,775,683
          4,556  G & K Services, Inc. Class A (S)                                                   175,497
        142,436  Maximus, Inc. (NON)                                                              4,553,679
         96,526  Washington Group International, Inc.
                 (NON)                                                                            3,225,899
        216,300  West Corp. (NON) (S)                                                             5,422,641
                                                                                              -------------
                                                                                                 21,571,986

Communications Equipment (4.3%)
-----------------------------------------------------------------------------------------------------------
        427,759  Aspect Communications Corp. (NON) (S)                                            3,623,119
        185,920  Belden CDT, Inc. (NON) (S)                                                       3,616,144
        693,322  Coinstar, Inc. (NON) (S)                                                        14,109,103
         54,200  Comtech Telecommunications (NON) (S)                                             1,079,664
          4,844  Harris Corp.                                                                       229,993
        309,179  Inter-Tel, Inc. (S)                                                              6,706,093
      1,012,610  PTEK Holdings, Inc. (NON) (S)                                                   11,634,889
        151,800  SeaChange International, Inc. (NON) (S)                                          2,229,942
                                                                                              -------------
                                                                                                 43,228,947

Computers (1.5%)
-----------------------------------------------------------------------------------------------------------
        442,897  Checkpoint Systems, Inc. (NON) (S)                                               7,622,257
         83,800  Hutchinson Technology, Inc. (NON) (S)                                            1,866,226
        276,133  Satyam Computer Services., Ltd. ADR
                 (India) (S)                                                                      5,426,013
                                                                                              -------------
                                                                                                 14,914,496

Consumer Finance (1.8%)
-----------------------------------------------------------------------------------------------------------
        186,600  CompuCredit Corp. (NON)                                                          2,935,218
      1,081,784  Providian Financial Corp. (NON)                                                 14,971,891
                                                                                              -------------
                                                                                                 17,907,109

Consumer Goods (3.1%)
-----------------------------------------------------------------------------------------------------------
          5,800  Energizer Holdings, Inc. (NON) (S)                                                 220,980
        859,698  Hasbro, Inc. (S)                                                                15,620,713
        532,642  Yankee Candle Co., Inc. (The) (NON)                                             15,457,271
                                                                                              -------------
                                                                                                 31,298,964

Containers (--%)
-----------------------------------------------------------------------------------------------------------
          1,211  Ball Corp.                                                                          87,410

Electric Utilities (2.6%)
-----------------------------------------------------------------------------------------------------------
         14,650  Alliant Energy Corp.                                                               379,582
        210,595  Avista Corp. (S)                                                                 3,674,883
        187,876  Great Plains Energy, Inc.                                                        5,390,162
        456,768  OGE Energy Corp. (S)                                                            11,368,956
          6,090  PNM Resources, Inc.                                                                126,916
        233,159  Puget Energy, Inc.                                                               5,036,234
          3,415  SCANA Corp. (S)                                                                    125,057
                                                                                              -------------
                                                                                                 26,101,790

Electrical Equipment (--%)
-----------------------------------------------------------------------------------------------------------
          1,978  Hubbell, Inc. Class B                                                               89,406

Electronics (4.3%)
-----------------------------------------------------------------------------------------------------------
      4,333,400  Agere Systems, Inc. Class A (NON)                                                5,373,416
          9,685  American Power Conversion Corp.                                                    146,244
         18,434  ATI Technologies, Inc. (Canada) (NON)                                              296,787
         48,619  Benchmark Electronics, Inc. (NON) (S)                                            1,389,531
        674,300  Integrated Device Technology, Inc. (NON) (S)                                     7,707,249
         11,994  Kulicke & Soffa Industries, Inc. (NON) (S)                                          93,673
        144,744  Omnivision Technologies, Inc. (NON) (S)                                          1,705,084
        431,511  SanDisk Corp. (NON)                                                             10,494,348
        537,800  Storage Technology Corp. (NON) (S)                                              13,418,110
        238,000  TTM Technologies, Inc. (NON) (S)                                                 2,732,240
                                                                                              -------------
                                                                                                 43,356,682

Energy (--%)
-----------------------------------------------------------------------------------------------------------
         20,300  Key Energy Services, Inc. (NON) (S)                                                204,624

Engineering & Construction (1.1%)
-----------------------------------------------------------------------------------------------------------
        162,613  Eagle Materials, Inc. (S)                                                       10,729,206
          5,000  EMCOR Group, Inc. (NON) (S)                                                        216,350
         12,300  Granite Construction, Inc. (S)                                                     218,817
                                                                                              -------------
                                                                                                 11,164,373
Entertainment (0.8%)
-----------------------------------------------------------------------------------------------------------
        424,735  Regal Entertainment Group Class A (S)                                            7,997,760

Environmental (--%)
-----------------------------------------------------------------------------------------------------------
         10,416  TETRA Technologies, Inc. (NON) (S)                                                 274,462

Financial (1.1%)
-----------------------------------------------------------------------------------------------------------
        181,743  PMI Group, Inc. (The) (S)                                                        7,493,264
         25,765  Student Loan Corp. (S)                                                           3,613,541
                                                                                              -------------
                                                                                                 11,106,805

Food (0.2%)
-----------------------------------------------------------------------------------------------------------
        111,300  Chiquita Brands International, Inc.
                 (NON) (S)                                                                        2,174,802

Forest Products and Packaging (1.1%)
-----------------------------------------------------------------------------------------------------------
        206,907  Albany International Corp. (S)                                                   6,190,657
        225,652  Louisiana-Pacific Corp. (S)                                                      5,343,439
                                                                                              -------------
                                                                                                 11,534,096

Gaming & Lottery (--%)
-----------------------------------------------------------------------------------------------------------
         12,600  Alliance Gaming Corp. (NON)                                                        179,298

Health Care Services (4.7%)
-----------------------------------------------------------------------------------------------------------
        240,781  Apria Healthcare Group, Inc. (NON) (S)                                           7,066,922
         12,350  Beverly Enterprises, Inc. (NON) (S)                                                 97,318
        267,400  Community Health Systems, Inc. (NON)                                             6,580,714
          4,470  Coventry Health Care, Inc. (NON) (S)                                               228,462
          8,720  DaVita, Inc. (NON)                                                                 264,826
        550,372  Health Net, Inc. (NON) (S)                                                      13,280,476
          5,590  Humana, Inc. (NON)                                                                 101,235
        589,808  Manor Care, Inc.                                                                18,431,500
          5,052  Renal Care Group, Inc. (NON)                                                       160,957
          5,066  Sunrise Assisted Living, Inc. (NON) (S)                                            178,830
         42,400  WellChoice, Inc. (NON)                                                           1,551,840
                                                                                              -------------
                                                                                                 47,943,080

Homebuilding (4.2%)
-----------------------------------------------------------------------------------------------------------
        460,400  Champion Enterprises, Inc. (NON) (S)                                             4,479,692
         42,710  NVR, Inc. (NON) (S)                                                             19,902,860
        237,093  Ryland Group, Inc. (S)                                                          18,355,740
                                                                                              -------------
                                                                                                 42,738,292

Household Furniture and Appliances (0.2%)
-----------------------------------------------------------------------------------------------------------
        120,400  La-Z-Boy, Inc. (S)                                                               2,080,512

Insurance (6.8%)
-----------------------------------------------------------------------------------------------------------
          2,780  American Financial Group, Inc. (S)                                                  82,538
          1,700  Commerce Group, Inc. (S)                                                            82,297
         65,500  Delphi Financial Group Class A (S)                                               2,656,025
          2,143  Everest Re Group, Ltd. (Barbados)                                                  157,468
        251,805  IPC Holdings, Ltd. (Bermuda)                                                     9,442,688
         10,400  Loews Corp. - Carolina Group                                                       247,104
          3,500  Montpelier Re Holdings, Ltd. (Bermuda)                                             123,830
        259,990  Odyssey Re Holdings Corp. (S)                                                    6,070,767
        245,369  Radian Group, Inc. (S)                                                          11,291,881
        397,130  RenaissanceRe Holdings, Ltd. (Bermuda) (S)                                      21,047,890
          2,350  Selective Insurance Group (S)                                                       84,624
          3,161  Stancorp Financial Group (S)                                                       222,218
        232,400  Stewart Information Services                                                     8,238,580
        235,637  W.R. Berkley Corp.                                                               9,646,979
                                                                                              -------------
                                                                                                 69,394,889

Investment Banking/Brokerage (1.6%)
-----------------------------------------------------------------------------------------------------------
        116,100  Affiliated Managers Group (NON) (S)                                              5,330,151
        128,055  Eaton Vance Corp. (S)                                                            4,858,407
        321,074  Waddell & Reed Financial, Inc. (S)                                               6,235,257
                                                                                              -------------
                                                                                                 16,423,815

Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
          6,886  Polaris Industries, Inc.                                                           329,151
          7,349  Winnebago Industries, Inc.                                                         270,811
                                                                                              -------------
                                                                                                    599,962

Lodging/Tourism (0.3%)
-----------------------------------------------------------------------------------------------------------
         53,005  Orient-Express Hotels, Ltd. Class A
                 (Bermuda)                                                                          809,386
        289,700  Prime Hospitality Corp. (NON) (S)                                                2,659,446
                                                                                              -------------
                                                                                                  3,468,832

Machinery (2.0%)
-----------------------------------------------------------------------------------------------------------
          4,109  Manitowoc Co., Inc. (The)                                                          139,336
        516,358  Terex Corp. (NON) (S)                                                           20,091,490
                                                                                              -------------
                                                                                                 20,230,826

Manufacturing (2.2%)
-----------------------------------------------------------------------------------------------------------
        384,864  Acuity Brands, Inc.                                                              9,179,006
        519,666  Flowserve Corp. (NON) (S)                                                       12,446,001
          6,185  Griffon Corp. (NON)                                                                129,699
          2,770  IDEX Corp.                                                                          88,889
          3,600  York International Corp. (S)                                                       128,088
                                                                                              -------------
                                                                                                 21,971,683

Medical Technology (3.6%)
-----------------------------------------------------------------------------------------------------------
          1,303  Advanced Medical Optics, Inc. (NON) (S)                                             49,579
        261,294  American Medical Systems Holdings, Inc.
                 (NON) (S)                                                                        8,314,375
        110,761  Atherogenics, Inc. (NON)                                                         1,592,743
          3,624  Bausch & Lomb, Inc.                                                                223,202
        220,460  C.R. Bard, Inc.                                                                 12,169,392
          4,510  Diagnostic Products Corp. (S)                                                      181,077
        104,610  Epix Medical, Inc. (NON) (S)                                                     1,888,211
          8,093  Respironics, Inc. (NON)                                                            450,942
        195,247  Sybron Dental Specialties, Inc. (NON) (S)                                        5,252,144
        124,827  Ventana Medical Systems, Inc. (NON) (S)                                          6,232,612
                                                                                              -------------
                                                                                                 36,354,277

Metals (0.8%)
-----------------------------------------------------------------------------------------------------------
        186,500  Carpenter Technology Corp. (S)                                                   8,019,500
          3,390  Steel Dynamics, Inc. (S)                                                           111,023
                                                                                              -------------
                                                                                                  8,130,523

Natural Gas Utilities (1.5%)
-----------------------------------------------------------------------------------------------------------
        228,470  Energen Corp. (S)                                                               10,818,055
        163,300  MDU Resources Group, Inc. (S)                                                    3,992,685
                                                                                              -------------
                                                                                                 14,810,740

Office Equipment & Supplies (0.4%)
-----------------------------------------------------------------------------------------------------------
          3,294  HNI Corp.                                                                          133,242
         89,440  United Stationers, Inc. (NON) (S)                                                3,525,725
                                                                                              -------------
                                                                                                  3,658,967

Oil & Gas (5.1%)
-----------------------------------------------------------------------------------------------------------
          2,578  Ashland, Inc.                                                                      134,752
        331,588  Cabot Oil & Gas Corp. Class A (S)                                               14,579,924
        133,000  Comstock Resources, Inc. (NON)                                                   2,798,320
        741,546  Denbury Resources, Inc. (Canada) (NON) (S)                                      16,202,780
        796,100  Meridian Resource Corp. (NON) (S)                                                6,647,435
        198,968  Noble Energy, Inc. (S)                                                          11,004,920
         12,500  Vintage Petroleum, Inc.                                                            213,750
                                                                                              -------------
                                                                                                 51,581,881

Pharmaceuticals (3.4%)
-----------------------------------------------------------------------------------------------------------
        224,700  Andrx Group (NON) (S)                                                            5,828,718
        399,745  Bradley Pharmaceuticals, Inc. (NON) (S)                                          9,409,997
         10,602  Cambrex Corp. (S)                                                                  233,774
         14,070  Endo Pharmaceuticals Holdings, Inc.
                 (NON) (S)                                                                          270,144
      1,359,610  King Pharmaceuticals, Inc. (NON)                                                15,349,997
         96,200  USANA Health Sciences, Inc. (NON) (S)                                            2,861,950
                                                                                              -------------
                                                                                                 33,954,580

Publishing (--%)
-----------------------------------------------------------------------------------------------------------
          6,058  R. H. Donnelley Corp. (NON) (S)                                                    274,912


Real Estate (3.6%)
-----------------------------------------------------------------------------------------------------------
         23,880  Apartment Investment & Management Co.
                 Class A (R) (S)                                                                    763,444
          2,914  CBL & Associates Properties (R)                                                    160,561
          5,550  Crescent Real Estate Equities Co. (R) (S)                                           87,191
          9,500  Developers Diversified Realty Corp. (R)                                            340,860
          4,552  Equity One, Inc. (R)                                                                82,164
         11,990  General Growth Properties, Inc. (R)                                                360,659
          6,073  Highwoods Properties, Inc. (R) (S)                                                 140,894
          6,200  Host Marriott Corp. (R) (NON)                                                       80,290
         15,141  Innkeepers USA Trust (R) (S)                                                       158,829
        281,487  National Health Investors, Inc. (R) (S)                                          7,721,188
        304,600  Nationwide Health Properties, Inc. (R) (S)                                       5,817,860
          3,723  Pan Pacific Retail Properties, Inc. (R) (S)                                        188,384
        129,100  Redwood Trust, Inc. (R) (S)                                                      7,329,007
        453,600  Senior Housing Properties Trust (R) (S)                                          7,575,120
        328,900  Trizec Properties, Inc. (R) (S)                                                  5,278,845
                                                                                              -------------
                                                                                                 36,085,296

Restaurants (0.5%)
-----------------------------------------------------------------------------------------------------------
          5,714  Brinker International, Inc. (NON) (S)                                              204,618
         10,000  CEC Entertainment, Inc. (NON) (S)                                                  363,500
        176,600  Lone Star Steakhouse & Saloon, Inc.                                              4,280,784
                                                                                              -------------
                                                                                                  4,848,902

Retail (8.9%)
-----------------------------------------------------------------------------------------------------------
        281,025  Abercrombie & Fitch Co. Class A                                                 10,364,202
         10,000  Casey's General Stores, Inc. (S)                                                   161,800
        134,800  Claire's Stores, Inc.                                                            3,107,140
        133,869  Handleman Co. (S)                                                                2,874,167
         12,700  Hot Topic, Inc. (NON) (S)                                                          202,184
        324,920  Michaels Stores, Inc.                                                           17,555,428
        532,428  Movie Gallery, Inc. (S)                                                          9,258,923
         13,700  Pacific Sunwear of California, Inc.
                 (NON) (S)                                                                          279,480
          5,138  Regis Corp.                                                                        211,480
        608,491  Rent-A-Center, Inc. (NON) (S)                                                   17,853,126
          9,800  Ross Stores, Inc.                                                                  226,870
        141,300  ShopKo Stores, Inc. (NON) (S)                                                    2,197,215
        878,793  Supervalu, Inc.                                                                 25,098,324
          4,100  Timberland Co. (The) Class A (NON)                                                 237,964
          9,000  Zale Corp. (NON) (S)                                                               244,260
                                                                                              -------------
                                                                                                 89,872,563

Semiconductor (--%)
-----------------------------------------------------------------------------------------------------------
         11,452  Sigmatel, Inc. (NON)                                                               174,872

Shipping (--%)
-----------------------------------------------------------------------------------------------------------
          3,212  Overseas Shipholding Group (S)                                                     144,251

Software (4.2%)
-----------------------------------------------------------------------------------------------------------
        140,200  Amdocs, Ltd. (Guernsey) (NON)                                                    3,042,340
          3,760  Ansys, Inc. (NON) (S)                                                              178,374
          3,999  Autodesk, Inc.                                                                     160,760
      1,119,917  BMC Software, Inc. (NON) (S) (SEG)                                              17,560,299
      1,192,606  Citrix Systems, Inc. (NON) (S)                                                  21,013,718
          3,464  MicroStrategy, Inc. (NON) (S)                                                      139,461
          6,399  SS&C Technologies, Inc.                                                            128,940
          5,469  Synopsys, Inc. (NON)                                                               138,311
          6,429  THQ, Inc. (NON)                                                                    122,472
          4,109  Websense, Inc. (NON) (S)                                                           156,923
                                                                                              -------------
                                                                                                 42,641,598

Staffing (0.5%)
-----------------------------------------------------------------------------------------------------------
        369,717  AMN Healthcare Services, Inc. (NON) (S)                                          4,769,349
          7,400  Hewitt Associates, Inc. Class A (NON) (S)                                          197,580
                                                                                              -------------
                                                                                                  4,966,929

Technology (--%)
-----------------------------------------------------------------------------------------------------------
          2,536  Dun & Bradstreet Corp. (The) (NON)                                                 142,371

Technology Services (4.6%)
-----------------------------------------------------------------------------------------------------------
        259,084  Acxiom Corp. (S)                                                                 5,699,848
          6,396  Logitech International SA ADR
                 (Switzerland) (NON) (S)                                                            273,045
        149,600  Mercury Computer Systems, Inc. (NON) (S)                                         3,561,976
        118,100  Transaction Systems Architects, Inc.
                 (NON) (S)                                                                        2,019,510
      1,255,700  United Online, Inc. (NON) (S)                                                   19,588,920
        893,046  VeriSign, Inc. (NON) (S)                                                        15,637,235
                                                                                              -------------
                                                                                                 46,780,534

Telecommunications (0.3%)
-----------------------------------------------------------------------------------------------------------
         44,057  Commonwealth Telephone Enterprises, Inc.
                 (NON) (S)                                                                        1,973,754
         10,981  Earthlink, Inc. (NON) (S)                                                          108,382
        460,900  Primus Telecommunications GP (NON) (S)                                             746,658
          4,870  Western Wireless Corp. Class A (NON) (S)                                           128,519
                                                                                              -------------
                                                                                                  2,957,313

Textiles (0.9%)
-----------------------------------------------------------------------------------------------------------
          4,015  Columbia Sportswear Co. (NON) (S)                                                  219,821
         13,300  K-Swiss, Inc. Class A                                                              239,400
        375,200  Wolverine World Wide, Inc.                                                       8,772,176
                                                                                              -------------
                                                                                                  9,231,397

Tire & Rubber (0.6%)
-----------------------------------------------------------------------------------------------------------
        267,176  Cooper Tire & Rubber (S)                                                         6,265,277

Waste Management (--%)
-----------------------------------------------------------------------------------------------------------
          3,310  URS Corp. (NON) (S)                                                                 79,937
                                                                                              -------------
                 Total Common stocks  (cost $929,133,784)                                    $1,003,008,950

Short-term investments (21.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $201,893,686 Short-term investments held as
                 collateral for loaned securities with
                 yields ranging 1.28% to 1.52% and due
                 dates ranging from August 2, 2004 to
                 August 23, 2004 (d)                                                           $201,821,165
     12,327,041  Putnam Prime Money Market Fund (e)                                              12,327,041
                                                                                              -------------
                 Total Short-term investments  (cost $214,148,206)                             $214,148,206
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,143,281,990) (b)                                 $1,217,157,156
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at July 31, 2004 (Unaudited)
----------------------------------------------------------------------------------------------------
                                                 Aggregate         Expiration           Unrealized
                                 Value          face value               date          appreciation
----------------------------------------------------------------------------------------------------
Russell 2000 Index (Long)   $3,861,900          $3,843,983             Sep-04               $17,917
S&P 500 Index (Long)         3,028,025           3,001,991             Sep-04                26,034
----------------------------------------------------------------------------------------------------
                                                                                            $43,951
----------------------------------------------------------------------------------------------------



      NOTES

  (a) Percentages indicated are based on net assets of $1,013,072,367.

  (b) The aggregate identified cost on a tax basis is $1,143,992,817, resulting in gross unrealized appreciation and depreciation of $73,196,617 and $32,278, respectively, or net unrealized appreciation of $73,164,339.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.


  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2004, the value of securities loaned amounted to $195,527,761. The fund received cash collateral of $201,821,165 which is pooled with collateral of other Putnam funds into 29 issuers of high-grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $12,886 for the period ended July 31, 2004.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004




Item 1. Schedule of Investments:
--------------------------------

Putnam Mid Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

[LOGO OMITTED: scales]



Putnam Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
July 31, 2004 (Unaudited)

Common stocks (99.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.9%)
-----------------------------------------------------------------------------------------------------------
        187,000  Raytheon Co.                                                                    $6,273,850

Banking (9.3%)
-----------------------------------------------------------------------------------------------------------
        146,600  City National Corp.                                                              9,455,700
        193,200  Comerica, Inc.                                                                  11,296,404
        225,500  Compass Bancshares, Inc.                                                         9,942,295
        296,180  Cullen/Frost Bankers, Inc.                                                      12,741,664
        180,670  Marshall & Ilsley Corp. (S)                                                      6,939,535
        314,520  Synovus Financial Corp.                                                          8,010,824
        131,870  Zions Bancorp.                                                                   7,978,135
                                                                                              -------------
                                                                                                 66,364,557
Beverage (0.5%)
-----------------------------------------------------------------------------------------------------------
         54,360  Adolph Coors Co. Class B (S)                                                     3,737,794

Broadcasting (1.0%)
-----------------------------------------------------------------------------------------------------------
      1,078,700  UnitedGlobalCom, Inc. Class A (NON)                                              6,838,958

Building Materials (2.0%)
-----------------------------------------------------------------------------------------------------------
        183,920  Martin Marietta Materials, Inc. (S)                                              8,046,500
        124,870  Vulcan Materials Co.                                                             5,946,309
                                                                                              -------------
                                                                                                 13,992,809
Chemicals (5.1%)
-----------------------------------------------------------------------------------------------------------
        156,000  Avery Dennison Corp.                                                             9,448,920
        406,500  Great Lakes Chemical Corp. (S)                                                   9,747,870
        506,800  Lyondell Chemical Co. (S)                                                        9,213,624
        200,070  Rohm & Haas Co.                                                                  7,842,744
                                                                                              -------------
                                                                                                 36,253,158
Commercial and Consumer Services (0.8%)
-----------------------------------------------------------------------------------------------------------
         88,700  CDW Corp.                                                                        5,703,410

Computers (2.2%)
-----------------------------------------------------------------------------------------------------------
        656,300  Emulex Corp. (NON)                                                               7,081,477
        100,370  Lexmark International, Inc. (NON)                                                8,882,745
                                                                                              -------------
                                                                                                 15,964,222
Conglomerates (1.5%)
-----------------------------------------------------------------------------------------------------------
        171,690  Textron, Inc.                                                                   10,524,597

Consumer Finance (3.3%)
-----------------------------------------------------------------------------------------------------------
        725,200  AmeriCredit Corp. (NON) (S)                                                     13,851,320
        705,800  Providian Financial Corp. (NON)                                                  9,768,272
                                                                                              -------------
                                                                                                 23,619,592
Consumer Goods (1.0%)
-----------------------------------------------------------------------------------------------------------
        137,400  Clorox Co.                                                                       6,838,398

Electric Utilities (5.9%)
-----------------------------------------------------------------------------------------------------------
         80,800  Ameren Corp.                                                                     3,610,952
        139,100  FPL Group, Inc.                                                                  9,365,603
        305,600  Great Plains Energy, Inc.                                                        8,767,664
         78,380  Progress Energy, Inc.                                                            3,302,933
        186,900  TXU Corp. (S)                                                                    7,412,454
        300,900  Wisconsin Energy Corp.                                                           9,673,935
                                                                                              -------------
                                                                                                 42,133,541
Electronics (3.5%)
-----------------------------------------------------------------------------------------------------------
        596,600  American Power Conversion Corp.                                                  9,008,660
        432,200  Jabil Circuit, Inc. (NON)                                                        9,400,350
      1,243,000  Solectron Corp. (NON)                                                            6,836,500
                                                                                              -------------
                                                                                                 25,245,510
Energy (3.3%)
-----------------------------------------------------------------------------------------------------------
        174,500  Nabors Industries, Ltd. (Bermuda) (NON)                                          8,114,250
        198,300  National-Oilwell, Inc. (NON) (S)                                                 6,633,135
        363,000  Varco International, Inc. (NON)                                                  8,773,710
                                                                                              -------------
                                                                                                 23,521,095
Financial (1.2%)
-----------------------------------------------------------------------------------------------------------
        119,000  MGIC Investment Corp. (S)                                                        8,449,000

Food (1.2%)
-----------------------------------------------------------------------------------------------------------
        311,600  Smithfield Foods, Inc. (NON) (S)                                                 8,830,744

Forest Products and Packaging (1.3%)
-----------------------------------------------------------------------------------------------------------
        503,860  Smurfit-Stone Container Corp. (NON)                                              9,376,835

Gaming & Lottery (0.3%)
-----------------------------------------------------------------------------------------------------------
         47,600  MGM Mirage, Inc. (NON) (S)                                                       2,101,540

Health Care Services (5.3%)
-----------------------------------------------------------------------------------------------------------
        299,100  AmerisourceBergen Corp.                                                         16,169,346
        113,400  CIGNA Corp.                                                                      7,031,934
        286,500  Lincare Holdings, Inc. (NON) (S)                                                 9,150,810
        187,400  Omnicare, Inc.                                                                   5,297,798
                                                                                              -------------
                                                                                                 37,649,888
Homebuilding (1.5%)
-----------------------------------------------------------------------------------------------------------
        258,300  Lennar Corp.                                                                    11,024,244

Insurance (8.2%)
-----------------------------------------------------------------------------------------------------------
        401,600  Fremont General Corp. (S)                                                        7,542,048
        134,000  Loews Corp.                                                                      7,588,420
        102,950  MBIA, Inc.                                                                       5,557,241
        140,310  Mercury General Corp.                                                            6,612,810
        166,700  Radian Group, Inc.                                                               7,671,534
        130,800  Torchmark Corp.                                                                  6,838,224
        331,200  UnumProvident Corp. (S)                                                          5,282,640
        161,700  XL Capital, Ltd. Class A (Bermuda)                                              11,428,956
                                                                                              -------------
                                                                                                 58,521,873
Investment Banking/Brokerage (1.3%)
-----------------------------------------------------------------------------------------------------------
        339,800  Federated Investors, Inc.                                                        9,551,778

Lodging/Tourism (1.0%)
-----------------------------------------------------------------------------------------------------------
        141,940  Marriott International, Inc. Class A                                             6,926,672

Machinery (2.5%)
-----------------------------------------------------------------------------------------------------------
        131,200  Ingersoll-Rand Co. Class A (Bermuda)                                             9,012,128
        154,900  Parker-Hannifin Corp.                                                            8,888,162
                                                                                              -------------
                                                                                                 17,900,290
Manufacturing (1.2%)
-----------------------------------------------------------------------------------------------------------
        209,930  Dover Corp.                                                                      8,330,022

Media (0.3%)
-----------------------------------------------------------------------------------------------------------
        413,300  Gemstar-TV Guide International, Inc.
                 (NON)                                                                            1,917,712

Medical Technology (1.0%)
-----------------------------------------------------------------------------------------------------------
        154,800  Waters Corp. (NON)                                                               6,792,624

Metals (1.9%)
-----------------------------------------------------------------------------------------------------------
         92,700  Nucor Corp. (S)                                                                  7,754,355
        151,200  United States Steel Corp. (S)                                                    5,766,768
                                                                                              -------------
                                                                                                 13,521,123
Oil & Gas (4.9%)
-----------------------------------------------------------------------------------------------------------
        201,780  EOG Resources, Inc.                                                             12,823,119
        212,750  Newfield Exploration Co. (NON)                                                  12,567,143
        254,840  Unocal Corp.                                                                     9,877,598
                                                                                              -------------
                                                                                                 35,267,860
Pharmaceuticals (2.5%)
-----------------------------------------------------------------------------------------------------------
        138,900  Andrx Group (NON)                                                                3,603,066
        389,700  King Pharmaceuticals, Inc. (NON)                                                 4,399,713
        263,800  Par Pharmaceutical Cos., Inc. (NON)                                              9,929,432
                                                                                              -------------
                                                                                                 17,932,211
Photography/Imaging (1.1%)
-----------------------------------------------------------------------------------------------------------
        298,000  Eastman Kodak Co.                                                                7,894,020

Publishing (1.1%)
-----------------------------------------------------------------------------------------------------------
        117,060  Knight-Ridder, Inc. (S)                                                          7,701,377

Railroads (0.8%)
-----------------------------------------------------------------------------------------------------------
        170,470  Burlington Northern Santa Fe Corp.                                               6,048,276

Real Estate (1.7%)
-----------------------------------------------------------------------------------------------------------
        249,330  Equity Residential Properties Trust (R)                                          7,367,702
        174,920  Post Properties, Inc. (R) (S)                                                    4,896,011
                                                                                              -------------
                                                                                                 12,263,713
Retail (5.3%)
-----------------------------------------------------------------------------------------------------------
        409,600  Autonation, Inc. (NON) (S)                                                       6,602,752
        210,460  JC Penney Co., Inc. (Holding Co.)                                                8,418,400
      1,798,500  Rite Aid Corp. (NON)                                                             8,830,635
        435,300  Ross Stores, Inc.                                                               10,077,195
        182,900  Safeway, Inc. (NON) (S)                                                          3,864,677
                                                                                              -------------
                                                                                                 37,793,659
Semiconductor (1.2%)
-----------------------------------------------------------------------------------------------------------
        295,700  Cognex Corp.                                                                     8,894,656

Shipping (1.4%)
-----------------------------------------------------------------------------------------------------------
        240,380  CNF Transportation, Inc.                                                         9,918,079

Software (2.9%)
-----------------------------------------------------------------------------------------------------------
        638,910  Cadence Design Systems, Inc. (NON) (S)                                           8,606,118
        321,900  McAfee, Inc. (NON)                                                               5,787,762
        437,600  Sybase, Inc. (NON)                                                               6,375,832
                                                                                              -------------
                                                                                                 20,769,712
Technology Services (3.9%)
-----------------------------------------------------------------------------------------------------------
        206,450  Computer Sciences Corp. (NON)                                                    9,754,763
        228,300  Fiserv, Inc. (NON)                                                               7,821,558
        114,000  Global Payments, Inc. (S)                                                        5,204,100
        336,800  Ingram Micro, Inc. Class A (NON)                                                 4,799,400
                                                                                              -------------
                                                                                                 27,579,821
Telecommunications (0.7%)
-----------------------------------------------------------------------------------------------------------
        170,900  CenturyTel, Inc.                                                                 5,296,191

Tobacco (1.0%)
-----------------------------------------------------------------------------------------------------------
        192,700  UST, Inc.                                                                        7,312,965

Toys (1.2%)
-----------------------------------------------------------------------------------------------------------
        500,200  Mattel, Inc.                                                                     8,763,504

Waste Management (1.5%)
-----------------------------------------------------------------------------------------------------------
        366,610  Republic Services, Inc.                                                         10,485,044
                                                                                              -------------
                 Total Common stocks  (cost $646,573,537)                                      $711,826,924

Short-term investments (--%) (a) (cost $36,457,761)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $36,470,862  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.28% to 1.52% and
                 due dates ranging from August 2, 2004 to
                 August 23, 2004. (d)                                                           $36,457,761
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $683,031,298) (b)                                      $748,284,685
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $713,862,977.

  (b) The aggregate identified cost on a tax basis is $654,283,969 resulting in gross unrealized appreciation and depreciation of $83,985,957 and $26,443,002, respectively, or net unrealized appreciation of $57,542,955.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at July 31, 2004.

  (R) Real Estate Investment Trust.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2004, the value of securities loaned amounted to $35,261,102. The fund received cash collateral of $36,457,761 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock
      Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.
      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004